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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: June 30, 1999
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York            August 13, 1999

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $159,519 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC

ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act; in particular, these include Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F report by K. Lipper on behalf of himself and each such entity.

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
         Col. 1               Col. 2        Col. 3         Col. 4        Col. 5     Col. 6      Col. 7               Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fair Market   Shares or                                 Voting Authority
                                                            Val        Principal   Investment   Other         ----------------------
Name of Issuer             Title of Class   CUSIP No.     (x$1000)       Amt       Discretion  Managers        Sole   Shared   None
--------------             --------------  -----------  ------------   ---------   ----------  --------       ------  ------  ------
American Home Products          Com        026609 10 7      2,276        39,800    Shared-Def    2,3          39,800
American Home Products          Com        026609 10 7      1,453        25,400    Shared-Def                 25,400
American Home Products          Com        026609 10 7        617        10,800    Shared-Def   1,2,3         10,800
American Home Products          Com        026609 10 7      4,426        77,400    Shared-Def   2,3,5         77,400
Compaq Computer                 Com        204493 10 0      2,698       113,900    Shared-Def    2,3         113,900
Compaq Computer                 Com        204493 10 0      1,279        54,000    Shared-Def                 54,000
Compaq Computer                 Com        204493 10 0      1,073        45,300    Shared-Def   1,2,3         45,300
Compaq Computer                 Com        204493 10 0      7,869       332,200    Shared-Def   2,3,5        332,200
Delta & Pine Ld Co              Com        247357 10 6      1,153        36,600    Shared-Def                 36,600
E I Dupont De Nemours Co        Com        263534 10 9     12,549       183,700    Shared-Def    2,3         183,700
E I Dupont De Nemours Co        Com        263534 10 9      1,435        21,000    Shared-Def                 21,000
E I Dupont De Nemours Co        Com        263534 10 9      1,257        18,400    Shared-Def   1,2,3         18,400
E I Dupont De Nemours Co        Com        263534 10 9      9,127       133,600    Shared-Def   2,3,5        133,600
General Motors Corp Cl H        Com        370442 83 2      6,981       124,100    Shared-Def    2,3         124,100
General Motors Corp Cl H        Com        370442 83 2      3,994        71,000    Shared-Def                 71,000
General Motors Corp Cl H        Com        370442 83 2      1,429        25,400    Shared-Def   1,2,3         25,400
General Motors Corp Cl H        Com        370442 83 2     10,097       179,500    Shared-Def   2,3,5        179,500
Gillette Co                     Com        375766 10 2      7,064       172,300    Shared-Def    2,3         172,300
Gillette Co                     Com        375766 10 2      1,066        26,000    Shared-Def                 26,000
Gillette Co                     Com        375766 10 2        886        21,600    Shared-Def   1,2,3         21,600
Gillette Co                     Com        375766 10 2      7,470       182,200    Shared-Def   2,3,5        182,200
HealthSouth Corp           3.25% Conv '03  421924 AF 8      2,629     3,125,000    Shared-Def   2,3,5
HealthSouth Corp           3.25% Conv '03  421924 AF 8      1,472     1,750,000    Shared-Def    2,3
HealthSouth Corp           3.25% Conv '03  421924 AF 8      1,683     2,000,000    Shared-Def
HealthSouth Corp           3.25% Conv '03  428291 AA 6        105       125,000    Shared-Def   1,2,3
Hexcel Corporation          7% Conv '03    428291 AA 6      1,800     2,000,000    Shared-Def   2,3,5
Hexcel Corporation          7% Conv '03    428291 AA 6      1,350     1,500,000    Shared-Def
Hexcel Corporation          7% Conv '03    428291 AA 6        255       250,000    Shared-Def   1,2,3
Household Intl                  Com        441815 10 7      1,398        29,500    Shared-Def                 29,500
J.D. Edwards & Co               Com        281667 10 5      4,200       228,900    Shared-Def    2,3          228,900
J.D. Edwards & Co               Com        281667 10 5      1,672        90,700    Shared-Def                 90,700
J.D. Edwards & Co               Com        281667 10 5        575        31,200    Shared-Def   1,2,3         31,200
J.D. Edwards & Co               Com        281667 10 5      4,178       226,600    Shared-Def   2,3,5        226,600
Loral Corp                      Com        G56462 10 7      2,016       112,000    Shared-Def    2,3         112,000
Loral Corp                      Com        G56462 10 7        360        20,000    Shared-Def                 20,000
Loral Corp                      Com        G56462 10 7        362        20,100    Shared-Def   1,2,3         20,100
Loral Corp                      Com        G56462 10 7      2,662       147,900    Shared-Def   2,3,5        147,900
Mascotech Inc              4.5% Conv '03   574670 AB 1      1,519     1,875,000    Shared-Def   2,3,5
Mascotech Inc              4.5% Conv '03   574670 AB 1        101       125,000    Shared-Def    2,3
Mascotech Inc              4.5% Conv '03   574670 AB 1      2,228     2,750,000    Shared-Def
Mascotech Inc              4.5% Conv '03   574670 AB 1        203       250,000    Shared-Def   1,2,3
Monsanto Company                Com        611662 10 7      5,084       128,500    Shared-Def    2,3         128,500
Monsanto Company                Com        611662 10 7      1,349        34,100    Shared-Def                 34,100
Monsanto Company                Com        611662 10 7      1,005        25,400    Shared-Def   1,2,3         25,400
Monsanto Company                Com        611662 10 7      7,165       181,100    Shared-Def   2,3,5        181,100
Office Depot                    Com        676220 10 6      1,291        58,500    Shared-Def                 58,500
Omnicare Inc.               5% Conv '07    681904 AD0       2,377     3,250,000    Shared-Def   2,3,5
Omnicare Inc.               5% Conv '07    681904 AD0       2,139     2,295,000    Shared-Def    2,3
Omnicare Inc.               5% Conv '07    681904 AD0       3,254     4,450,000    Shared-Def
Omnicare Inc.               5% Conv '07    681904 AD0         274       375,000    Shared-Def   1,2,3
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4      2,617        75,600    Shared-Def    2,3          75,600
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4      1,475        42,600    Shared-Def                 42,600
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4        471        13,600    Shared-Def   1,2,3         13,600
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4      4,093       118,200    Shared-Def   2,3,5        118,200
Thermo Electron Corp       4.25% Conv '03  883556 AF 9      1,458     1,625,000    Shared-Def   2,3,5
Thermo Electron Corp       4.25% Conv '03  883556 AF 9      2,468     2,750,000    Shared-Def    2,3
Thermo Electron Corp       4.25% Conv '03  883556 AF 9      1,683     1,875,000    Shared-Def
Thermo Electron Corp       4.25% Conv '03  883556 AF 9        224       250,000    Shared-Def   1,2,3
World Color Press Inc Del  6.00% Conv '07  981443 AA 2      1,853     1,935,000    Shared-Def   2,3,5
World Color Press Inc Del  6.00% Conv '07  981443 AA 2        718       750,000    Shared-Def    2,3
World Color Press Inc Del  6.00% Conv '07  981443 AA 2      1,205     1,259,000    Shared-Def
World Color Press Inc Del  6.00% Conv '07  981443 AA 2        359       375,000    Shared-Def   1,2,3

